Impairment Charge	12 Months Ended
Jan. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Charge
25.	IMPAIRMENT CHARGE
During the three-month period ended April 30, 2020, the Company determined that some of its CGU were impaired due mainly to the estimated economic effects of the
COVID-19
pandemic, which is expected to impact negatively the market conditions and decrease the sales and operating performance outlook. As at January 31, 2021, pursuant to the Company’s accounting policies, the Company evaluated the events and changes in circumstances since the test performed during the three-month period ended April 30, 2020 and concluded that no additional impairment was required. During the year ended January 31, 2021, the Company recorded an impairment charge of $30.5 million related to intangible assets of Alumacraft Boat Co. CGU, $33.3 million related to Triton Industries, Inc. CGU, and $60.7 million related to Telwater Pty Ltd CGU. The charges were determined by comparing the carrying amount of each CGU to its recoverable amount, which is the higher of the fair value less costs of disposal or the value in use. The recoverable amount for the impaired CGUs is based on a fair value less costs to sell (“FVLCS”) calculation using market-based measurement rather than an entity-specific measurement. The Company has determined that the discounted cash flow (“DCF”) technique provides the best assessment of what each impaired CGU could be exchanged for in an arm’s length transaction. Fair value is represented by the present value of expected future cash flows of the business together with the residual value of the business at the end of the forecast period. The DCF technique was applied on an enterprise-value basis, where the after-tax
cash flows prior to interest expense are discounted using a weighted average cost of capital. This approach requires assumptions regarding revenue growth rates, sustainable results, level of working capital, capital expenditures, tax rates and discount rates. The assumptions used in the DCF are Level 3 inputs (as defined thereafter in Note 31). The estimated future cash flows are discounted to their present value using a pre-tax
discount rate ranging from
12.6% to 14.6%. These discount rates were calculated by adding to the Company’s weighted average cost of capital the risk factor associated with the product line tested. Growth rates between 1.5% and 2.5% were used to calculate the terminal value.
The wind-down of the Evinrude outboard engines production resulted in an impairment charge of $52.6 million of which $30.5 million was allocated to property, plant and equipment and $22.1 million to intangible assets (see Note 26).